Portfolio of investments—February 28, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities: 25.60%
FHLMC	2.00%	12-1-2051	$887,625	$ 727,738
FHLMC	2.00	12-1-2051	1,544,034	1,263,901
FHLMC	2.00	11-25-2059	917,314	754,856
FHLMC	2.50	12-1-2051	2,941,641	2,505,825
FHLMC	2.50	1-1-2052	3,597,468	3,065,301
FHLMC	3.00	7-1-2046	283,483	255,483
FHLMC	3.00	7-1-2046	333,924	301,219
FHLMC	3.00	11-1-2049	1,293,087	1,149,287
FHLMC	3.50	4-1-2043	362,415	340,388
FHLMC	3.50	5-1-2044	228,784	214,736
FHLMC	3.50	6-1-2046	148,497	138,162
FHLMC	3.50	2-1-2047	879,068	816,886
FHLMC	3.50	4-1-2047	176,902	164,827
FHLMC	3.50	12-1-2047	676,504	630,326
FHLMC	3.50	3-1-2048	712,532	657,527
FHLMC	3.50	8-1-2049	180,419	166,044
FHLMC	4.00	4-1-2044	281,014	273,608
FHLMC	4.00	8-1-2044	149,369	144,752
FHLMC	4.00	6-1-2048	760,367	731,417
FHLMC	4.50	8-1-2048	1,094,824	1,074,580
FHLMC	4.50	11-1-2048	941,077	925,536
FHLMC	4.50	11-1-2048	1,620,431	1,599,987
FHLMC Series 2018-3 Class MA ±±	3.50	8-25-2057	2,744,137	2,598,673
FHLMC Series 2019-3 Class M55D	4.00	10-25-2058	555,273	525,976
FHLMC Structured Pass-Through Securities Series T-20 Class A6 ±±	7.49	9-25-2029	5,080	4,977
FHLMC Structured Pass-Through Securities Series T-58 Class 4A	7.50	9-25-2043	501,118	512,469
FNMA	1.47	11-1-2029	2,020,000	1,670,022
FNMA	2.00	12-1-2051	2,130,885	1,752,924
FNMA	2.27	4-1-2029	710,000	628,052
FNMA	2.50	8-1-2031	137,072	127,115
FNMA	2.50	2-1-2035	595,158	544,939
FNMA	2.50	2-1-2035	739,284	676,285
FNMA	2.50	12-1-2051	2,404,441	2,047,085
FNMA	2.50	1-1-2052	3,648,020	3,106,313
FNMA	2.50	1-1-2052	4,628,795	3,954,135
FNMA	2.50	1-1-2052	4,914,236	4,186,629
FNMA	3.00	12-1-2032	19,959	18,466
FNMA	3.00	7-1-2046	213,218	191,996
FNMA	3.00	4-1-2047	878,000	786,518
FNMA	3.00	12-1-2049	1,249,151	1,110,228
FNMA	3.00	12-1-2049	1,071,167	952,116
FNMA	3.07	2-1-2026	346,473	329,297
FNMA ±±	3.29	11-1-2026	1,095,454	1,047,919
FNMA ±±	3.33	12-1-2027	775,541	737,418
FNMA	3.35	1-1-2028	262,212	248,212
FNMA	3.50	10-1-2032	275,416	262,625
FNMA	3.50	11-1-2042	121,168	113,626
FNMA	3.50	11-1-2042	133,065	124,836
FNMA	3.50	2-1-2043	54,237	50,883
FNMA	3.50	11-1-2045	572,970	533,982
FNMA	3.50	4-1-2046	71,431	66,441
FNMA	3.50	7-1-2046	185,949	172,768
See accompanying notes to portfolio of investments

Allspring Managed Fixed Income Portfolio  |  1

Portfolio of investments—February 28, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities (continued)
FNMA	3.50%	11-1-2046	$256,737	$ 238,337
FNMA	3.50	8-1-2047	1,262,681	1,172,057
FNMA	4.00	11-1-2040	106,643	101,488
FNMA	4.00	4-1-2041	152,288	144,928
FNMA	4.00	8-1-2046	172,302	166,526
FNMA	4.00	3-1-2049	454,725	433,818
FNMA	4.00	8-1-2051	6,175,609	5,845,455
FNMA	4.00	7-1-2052	752,662	712,246
FNMA	4.00	7-1-2052	655,621	619,483
FNMA	4.00	7-1-2056	280,454	268,941
FNMA	4.50	8-1-2048	676,107	662,642
FNMA	4.50	1-1-2051	6,845,308	6,718,226
FNMA	4.50	10-1-2052	558,145	543,749
FNMA	4.50	11-1-2052	2,422,360	2,359,878
FNMA	4.50	6-1-2056	219,981	217,776
FNMA	4.50	6-1-2056	204,808	203,009
FNMA	4.50	6-1-2056	281,588	278,765
FNMA	5.00	9-1-2033	54,836	55,253
FNMA	5.50	2-1-2036	23,235	22,910
FNMA	3.50	6-1-2052	5,888,032	5,416,854
FNMA	5.00	10-1-2052	2,107,759	2,091,977
FNMA	5.50	10-1-2052	989,855	1,004,049
FNMA Series 2002-90 Class A2	6.50	11-25-2042	229,052	237,037
FNMA Series 2002-T4 Class A2	7.00	12-25-2041	73,535	76,368
FNMA Series 2002-W4 Class A4	6.25	5-25-2042	692,289	701,634
FNMA Series 2003-W4 Class 3A ±±	5.03	10-25-2042	117,469	118,765
FNMA Series 2004-T2 Class 1A1	6.00	11-25-2043	253,578	255,137
FNMA Series 2004-T3 Class A1	6.00	2-25-2044	406,272	407,300
FNMA Series 2004-W01 Class 2A2	7.00	12-25-2033	64,339	67,203
FNMA Series 2004-W11 Class 1A3	7.00	5-25-2044	426,271	427,241
FNMA Series 2004-W8 Class 3A	7.50	6-25-2044	82,121	84,280
GNMA	6.50	10-15-2023	378	387
GNMA	6.50	11-15-2023	452	464
GNMA	6.50	12-15-2023	669	686
GNMA	6.50	1-15-2024	298	306
GNMA	7.00	8-15-2027	16,293	16,531
SBA Series 2023-25A Class 1	4.91	1-1-2048	900,000	913,899
SBA Series 2006-20B Class 1	5.35	2-1-2026	46,234	45,357
SBA Series 2006-20H Class 1	5.70	8-1-2026	27,180	26,938
SBA Series 2007-20J Class 1	5.57	10-1-2027	99,950	98,323
SBA Series 2013-20A Class 1	2.13	1-1-2033	127,672	114,577
SBA Series 2013-20J Class 1	3.37	10-1-2033	121,332	112,937
SBA Series 2014-10A Class 1	3.19	3-10-2024	60,594	59,052
SBA Series 2014-10B Class 1	3.02	9-10-2024	37,710	36,470
SBA Series 2014-20A Class 1	3.46	1-1-2034	129,626	121,511
SBA Series 2015-10B Class 1	2.83	9-10-2025	68,811	65,573
SBA Series 2015-20C Class 1	2.72	3-1-2035	173,491	158,877
SBA Series 2015-20E Class 1	2.77	5-1-2035	273,221	253,093
SBA Series 2015-20F Class 1	2.98	6-1-2035	195,227	180,025
SBA Series 2017-10A Class 1	2.85	3-10-2027	163,155	155,489
SBA Series 2017-20F Class 1	2.81	6-1-2037	151,089	137,087
SBA Series 2018-10B Class 1	3.55	9-10-2028	2,246,438	2,106,711
SBA Series 2018-20E Class 1	3.50	5-1-2038	1,408,100	1,312,277
SBA Series 2018-20G Class 1	3.54	7-1-2038	1,660,757	1,552,750
SBA Series 2018-20H Class 1	3.58	8-1-2038	2,256,034	2,110,473
See accompanying notes to portfolio of investments

2  |  Allspring Managed Fixed Income Portfolio

Portfolio of investments—February 28, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities (continued)
SBA Series 2018-20K Class 1	3.87%	11-1-2038	$1,564,907	$ 1,483,765
SBA Series 2022-25G Class 1	3.93	7-1-2047	1,890,194	1,788,822
SBA Series 2022-25L Class 1	4.71	12-1-2047	1,475,000	1,462,258
Total Agency securities (Cost $101,654,298)				92,953,281
Asset-backed securities: 1.31%
ECMC Group Student Loan Trust Series 2016-1A Class A (1 Month LIBOR +1.35%) 144A±	5.97	7-26-2066	255,761	252,533
ECMC Group Student Loan Trust Series 2018-2A Class A (1 Month LIBOR +0.80%) 144A±	5.42	9-25-2068	1,815,465	1,753,825
Ford Credit Auto Owner Trust Series 2021-1 Class A 144A	1.37	10-17-2033	1,225,000	1,086,792
MMAF Equipment Finance LLC Series 2017-AA Class A5 144A	2.68	7-16-2027	79,087	78,783
SLM Student Loan Trust Series 2003-10A Class A4 (3 Month LIBOR +0.67%) 144A±	5.44	12-17-2068	1,101,321	1,079,022
South Carolina Student Loan Corporation Series 2014-1 Class B (1 Month LIBOR +1.50%) ±	6.07	8-1-2035	500,000	491,865
Total Asset-backed securities (Cost $4,956,256)				4,742,820
Corporate bonds and notes: 38.84%
Communication services: 2.35%
Diversified telecommunication services: 1.30%
AT&T Incorporated	2.25	2-1-2032	460,000	359,046
AT&T Incorporated	2.75	6-1-2031	535,000	441,968
AT&T Incorporated	4.75	5-15-2046	1,280,000	1,100,554
T-Mobile USA Incorporated	2.40	3-15-2029	150,000	126,776
T-Mobile USA Incorporated	3.38	4-15-2029	875,000	772,748
Verizon Communications Incorporated	2.10	3-22-2028	500,000	431,552
Verizon Communications Incorporated	2.36	3-15-2032	470,000	369,492
Verizon Communications Incorporated	4.81	3-15-2039	1,228,000	1,125,505
				4,727,641
Entertainment: 0.17%
Take-Two Interactive Software Incorporated	3.70	4-14-2027	180,000	169,862
Walt Disney Company	2.65	1-13-2031	540,000	459,940
				629,802
Media: 0.88%
CCO Holdings LLC 144A	4.50	8-15-2030	381,000	313,380
CCO Holdings LLC 144A	5.13	5-1-2027	925,000	855,875
Charter Communications Operating LLC	4.40	4-1-2033	340,000	290,810
Comcast Corporation	1.95	1-15-2031	550,000	440,816
Lamar Media Corporation	4.88	1-15-2029	550,000	507,734
Magallanes Incorporated 144A	4.28	3-15-2032	900,000	776,980
				3,185,595
Consumer discretionary: 3.96%
Auto components: 0.28%
Allison Transmission Incorporated 144A	4.75	10-1-2027	1,075,000	997,001
Automobiles: 0.31%
General Motors Company	5.60	10-15-2032	500,000	475,380
See accompanying notes to portfolio of investments

Allspring Managed Fixed Income Portfolio  |  3

Portfolio of investments—February 28, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Automobiles (continued)
Volkswagen Group of America Incorporated 144A	2.85%	9-26-2024	$300,000	$ 287,383
Volkswagen Group of America Incorporated 144A	4.60	6-8-2029	370,000	354,042
				1,116,805
Diversified consumer services: 2.52%
Duke University	3.20	10-1-2038	1,000,000	831,001
Johns Hopkins University	2.81	1-1-2060	180,000	117,399
Massachusetts Institute of Technology	3.96	7-1-2038	500,000	459,431
Massachusetts Institute of Technology	4.68	12-31-2099	120,000	110,206
Massachusetts Institute of Technology	7.25	11-2-2096	500,000	689,371
Northwestern University	3.69	12-1-2038	1,915,000	1,676,972
President and Fellows of Harvard College	3.62	10-1-2037	275,000	239,115
President and Fellows of Harvard College	4.88	10-15-2040	183,000	185,013
President and Fellows of Harvard College	5.63	10-1-2038	525,000	571,210
Princeton University	5.70	3-1-2039	1,640,000	1,817,829
Service Corporation International	4.63	12-15-2027	450,000	419,063
Service Corporation International	7.50	4-1-2027	345,000	355,365
University of Southern California	3.03	10-1-2039	1,250,000	1,001,215
Washington University	4.35	4-15-2122	850,000	692,150
				9,165,340
Hotels, restaurants & leisure: 0.03%
Starbucks Corporation	2.25	3-12-2030	140,000	116,081
Specialty retail: 0.30%
Foot Locker Incorporated 144A	4.00	10-1-2029	400,000	328,841
Lowe's Companies Incorporated	1.70	9-15-2028	420,000	350,714
Lowe's Companies Incorporated	3.75	4-1-2032	170,000	150,594
Lowe's Companies Incorporated	5.00	4-15-2033	280,000	269,515
				1,099,664
Textiles, apparel & luxury goods: 0.52%
HanesBrands Incorporated 144A	4.88	5-15-2026	1,250,000	1,154,356
The William Carter Company 144A	5.63	3-15-2027	185,000	177,814
Wolverine World Wide Company 144A	4.00	8-15-2029	700,000	563,808
				1,895,978
Consumer staples: 0.76%
Beverages: 0.22%
Anheuser-Busch InBev Worldwide Incorporated	4.70	2-1-2036	870,000	816,607
Food products: 0.42%
7 Eleven Incorporated 144A	0.95	2-10-2026	220,000	193,831
Darling Ingredients Incorporated 144A	5.25	4-15-2027	600,000	577,290
Ingredion Incorporated	2.90	6-1-2030	880,000	747,328
				1,518,449
Household products: 0.12%
Central Garden & Pet Company	5.13	2-1-2028	460,000	428,375
Energy: 4.63%
Energy equipment & services: 0.20%
Halliburton Company	2.92	3-1-2030	820,000	708,761
See accompanying notes to portfolio of investments

4  |  Allspring Managed Fixed Income Portfolio

Portfolio of investments—February 28, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Oil, gas & consumable fuels: 4.43%
Antero Resources Corporation 144A	5.38%	3-1-2030	$465,000	$ 423,384
Apache Corporation	4.38	10-15-2028	100,000	90,986
BP Capital Markets plc	2.72	1-12-2032	930,000	779,287
Buckeye Partners LP	3.95	12-1-2026	247,000	218,401
Cheniere Energy Partners LP	4.50	10-1-2029	875,000	794,071
Coterra Energy Incorporated	3.90	5-15-2027	500,000	468,604
Enable Midstream Partners	4.95	5-15-2028	790,000	760,801
EnLink Midstream Partners LP	4.85	7-15-2026	430,000	407,576
Enterprise Products Operating LLC	4.15	10-16-2028	420,000	397,111
Enterprise Products Operating LLC	5.35	1-31-2033	540,000	539,665
Florida Gas Transmission Company 144A	4.35	7-15-2025	1,521,000	1,468,155
Gray Oak Pipeline LLC 144A	2.60	10-15-2025	860,000	778,199
Gulfstream Natural Gas System LLC 144A	6.19	11-1-2025	210,000	209,040
HF Sinclair Corporation	4.50	10-1-2030	910,000	809,103
Magellan Midstream Partners LP	5.00	3-1-2026	170,000	167,755
Marathon Petroleum Corporation	5.13	12-15-2026	800,000	794,845
MPLX LP	4.13	3-1-2027	1,500,000	1,431,011
NuStar Logistics LP	6.00	6-1-2026	600,000	570,053
Plains All American Pipeline LP	4.70	6-15-2044	600,000	460,887
Plains All American Pipeline LP	4.90	2-15-2045	80,000	62,975
Range Resources Corporation	4.88	5-15-2025	625,000	609,748
Sabine Pass Liquefaction LLC	4.50	5-15-2030	300,000	281,023
Southwestern Energy Company	5.38	3-15-2030	320,000	292,314
Transcontinental Gas Pipe Line Company LLC	3.25	5-15-2030	790,000	687,797
Transcontinental Gas Pipe Line Company LLC	7.85	2-1-2026	1,200,000	1,272,185
Western Midstream Operating LP	4.30	2-1-2030	1,100,000	974,537
Williams Company %%	5.65	3-15-2033	130,000	129,873
Williams Partners LP	4.65	8-15-2032	220,000	204,982
				16,084,368
Financials: 8.46%
Banks: 4.61%
Bank of America Corporation (U.S. SOFR +0.96%) ±	1.73	7-22-2027	1,400,000	1,233,094
Bank of America Corporation (U.S. SOFR +1.37%) ±	1.92	10-24-2031	540,000	418,558
Bank of America Corporation (3 Month LIBOR +1.51%) ±	3.71	4-24-2028	1,440,000	1,339,538
Bank of America Corporation (U.S. SOFR +2.16%) ±	5.02	7-22-2033	200,000	192,421
Bank of America Corporation (U.S. SOFR +1.21%) ±	2.57	10-20-2032	170,000	135,353
Citigroup Incorporated (U.S. SOFR +0.77%) ±	1.12	1-28-2027	330,000	289,958
Citigroup Incorporated (U.S. SOFR +1.18%) ±	2.52	11-3-2032	450,000	355,091
Citigroup Incorporated (U.S. SOFR +2.11%) ±	2.57	6-3-2031	370,000	303,519
Citigroup Incorporated (U.S. SOFR +1.35%) ±	3.06	1-25-2033	240,000	197,044
Citigroup Incorporated (U.S. SOFR +1.28%) ±	3.07	2-24-2028	340,000	308,564
Citigroup Incorporated (U.S. SOFR 3 Month +1.65%) ±	3.67	7-24-2028	900,000	833,742
Citigroup Incorporated (U.S. SOFR +2.09%) ±	4.91	5-24-2033	160,000	151,629
Fifth Third Bancorp (U.S. SOFR +1.66%) ±	4.34	4-25-2033	260,000	240,493
Fifth Third Bancorp (U.S. SOFR +2.13%) ±	4.77	7-28-2030	490,000	469,732
Fifth Third Bancorp (U.S. SOFR +2.19%) ±	6.36	10-27-2028	180,000	185,411
Huntington Bancshares Incorporated (U.S. SOFR +2.05%) ±	5.02	5-17-2033	210,000	201,144
Huntington Bank	5.65	1-10-2030	250,000	252,220
JPMorgan Chase & Company (U.S. SOFR +0.77%) ±	1.47	9-22-2027	660,000	572,168
JPMorgan Chase & Company (U.S. SOFR +1.89%) ±	2.18	6-1-2028	310,000	271,208
JPMorgan Chase & Company (U.S. SOFR +1.25%) ±	2.58	4-22-2032	110,000	89,135
JPMorgan Chase & Company (U.S. SOFR +1.26%) ±	2.96	1-25-2033	390,000	321,337
JPMorgan Chase & Company (3 Month LIBOR +1.34%) ±	3.78	2-1-2028	1,100,000	1,033,453
See accompanying notes to portfolio of investments

Allspring Managed Fixed Income Portfolio  |  5

Portfolio of investments—February 28, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Banks (continued)
JPMorgan Chase & Company (3 Month LIBOR +1.26%) ±	4.20%	7-23-2029	$600,000	$ 562,482
JPMorgan Chase & Company (U.S. SOFR +1.56%) ±	4.32	4-26-2028	260,000	249,258
JPMorgan Chase & Company (3 Month LIBOR +1.33%) ±	4.45	12-5-2029	470,000	445,385
Key Bank NA	3.90	4-13-2029	420,000	378,033
KeyCorp	2.25	4-6-2027	690,000	614,324
KeyCorp (U.S. SOFR +2.06%) ±	4.79	6-1-2033	410,000	384,255
PNC Bank	4.05	7-26-2028	1,000,000	943,659
PNC Bank (U.S. SOFR +2.14%) ±	6.04	10-28-2033	260,000	270,202
Regions Financial Corporation	1.80	8-12-2028	540,000	452,693
Truist Financial Corporation (U.S. SOFR +1.37%) ±	4.12	6-6-2028	200,000	191,239
Truist Financial Corporation (3 Month LIBOR +0.98%) ±	5.73	4-1-2027	400,000	378,455
Truist Financial Corporation (U.S. SOFR +2.30%) ±	6.12	10-28-2033	180,000	188,687
US Bancorp (U.S. SOFR +1.66%) ±	4.55	7-22-2028	320,000	311,167
US Bancorp (U.S. SOFR +2.09%) ±	5.85	10-21-2033	160,000	164,943
Wells Fargo & Company (U.S. SOFR +1.50%) ±	3.35	3-2-2033	680,000	574,942
Wells Fargo & Company (U.S. SOFR +1.51%) ±	3.53	3-24-2028	720,000	666,719
Wells Fargo & Company (U.S. SOFR +2.10%) ±	4.90	7-25-2033	590,000	563,531
				16,734,786
Capital markets: 1.87%
Bank of New York Mellon Corporation (U.S. SOFR +1.42%) ±	4.29	6-13-2033	260,000	241,810
Bank of New York Mellon Corporation (U.S. SOFR +1.76%) ±	4.60	7-26-2030	360,000	347,196
Bank of New York Mellon Corporation (U.S. SOFR +1.80%) ±	5.80	10-25-2028	270,000	276,588
Charles Schwab Corporation	2.90	3-3-2032	550,000	465,178
Goldman Sachs Group Incorporated (U.S. SOFR +0.91%) ±	1.95	10-21-2027	210,000	183,949
Goldman Sachs Group Incorporated (U.S. SOFR +1.11%) ±	2.64	2-24-2028	390,000	348,502
Goldman Sachs Group Incorporated (U.S. SOFR +1.85%) ±	3.62	3-15-2028	1,720,000	1,596,256
Goldman Sachs Group Incorporated (3 Month LIBOR +1.30%) ±	4.22	5-1-2029	570,000	533,621
Morgan Stanley (U.S. SOFR +1.00%) ±	2.48	1-21-2028	740,000	659,964
Morgan Stanley (U.S. SOFR +2.08%) ±	4.89	7-20-2033	360,000	341,825
Morgan Stanley (U.S. SOFR +0.86%) ±	1.51	7-20-2027	300,000	261,876
MSCI Incorporated 144A	4.00	11-15-2029	515,000	455,827
State Street Corporation (U.S. SOFR +1.00%) ±	2.62	2-7-2033	770,000	632,513
State Street Corporation (U.S. SOFR +1.73%) ±	4.16	8-4-2033	400,000	367,054
State Street Corporation (U.S. SOFR +1.61%) ±	4.42	5-13-2033	90,000	85,122
				6,797,281
Consumer finance: 1.24%
American Express Company	4.05	5-3-2029	240,000	227,415
American Express Company (U.S. SOFR +1.76%) ±	4.42	8-3-2033	630,000	589,332
American Honda Finance Corporation	2.25	1-12-2029	440,000	377,381
Capital One Financial Company (U.S. SOFR +1.79%) ±	3.27	3-1-2030	450,000	387,985
Capital One Financial Company (U.S. SOFR +2.37%) ±	5.27	5-10-2033	290,000	274,657
CRH America Finance Incorporated 144A	3.95	4-4-2028	210,000	197,718
Daimler Finance North America LLC 144A	2.00	12-14-2026	270,000	238,895
Daimler Finance North America LLC 144A	2.38	12-14-2028	450,000	381,323
Ford Motor Credit Company LLC	4.95	5-28-2027	1,200,000	1,118,028
General Motors Financial Company	2.40	10-15-2028	380,000	318,069
General Motors Financial Company	4.30	4-6-2029	180,000	164,172
John Deere Capital Corporation	4.85	10-11-2029	240,000	240,021
				4,514,996
See accompanying notes to portfolio of investments

6  |  Allspring Managed Fixed Income Portfolio

Portfolio of investments—February 28, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Insurance: 0.70%
AON Corporation	2.85%	5-28-2027	$180,000	$ 163,612
Guardian Life Global Funding 144A	5.55	10-28-2027	580,000	592,221
Marsh & McLennan Incorporated	2.38	12-15-2031	510,000	408,939
New York Life Global Funding 144A	4.85	1-9-2028	420,000	417,809
NLV Financial Corporation 144A	7.50	8-15-2033	565,000	607,858
Northwestern Mutual Life 144A	3.45	3-30-2051	470,000	340,297
				2,530,736
Mortgage REITs: 0.04%
Ventas Realty LP	3.50	2-1-2025	150,000	144,022
Health care: 3.37%
Biotechnology: 0.31%
AbbVie Incorporated	4.55	3-15-2035	1,200,000	1,116,006
Health care equipment & supplies: 0.99%
Baxter International Incorporated	1.92	2-1-2027	260,000	226,724
Baxter International Incorporated	2.27	12-1-2028	1,130,000	946,484
Becton Dickinson & Company	4.30	8-22-2032	260,000	241,567
GE Healthcare USA Holding LLC 144A	5.86	3-15-2030	380,000	388,507
GE Healthcare USA Holding LLC 144A	5.91	11-22-2032	240,000	248,077
Hologic Incorporated 144A	3.25	2-15-2029	505,000	435,462
Hologic Incorporated 144A	4.63	2-1-2028	575,000	536,185
Teleflex Incorporated 144A	4.25	6-1-2028	500,000	451,296
Teleflex Incorporated	4.63	11-15-2027	150,000	141,480
				3,615,782
Health care providers & services: 1.14%
Advocate Health Corporation	4.27	8-15-2048	110,000	96,579
BayCare Health System Incorporated	3.83	11-15-2050	145,000	117,762
Cleveland Clinic Foundation	4.86	1-1-2114	347,000	312,325
CVS Health Corporation	1.75	8-21-2030	200,000	156,081
CVS Health Corporation	4.30	3-25-2028	285,000	272,461
CVS Health Corporation	5.05	3-25-2048	130,000	116,675
Inova Health System	4.07	5-15-2052	355,000	298,932
Kaiser Foundation Hospitals	3.27	11-1-2049	160,000	118,976
Memorial Sloan Kettering Cancer Center	4.20	7-1-2055	185,000	158,146
Nationwide Children Hospital	4.56	11-1-2052	295,000	273,508
Northwestern Memorial Hospital	2.63	7-15-2051	355,000	230,089
NYU Hospitals Center	3.38	7-1-2055	550,000	390,999
OhioHealth Corporation	2.83	11-15-2041	150,000	110,140
OhioHealth Corporation	3.04	11-15-2050	100,000	72,647
Pediatrix Medical Group 144A«	5.38	2-15-2030	550,000	485,201
Presbyterian Healthcare Services	4.88	8-1-2052	600,000	576,467
UnitedHealth Group Incorporated	4.00	5-15-2029	180,000	170,660
WakeMed Health & Hospitals	3.29	10-1-2052	280,000	197,556
				4,155,204
Health care technology: 0.12%
IQVIA Incorporated 144A	5.00	10-15-2026	445,000	424,975
Life sciences tools & services: 0.44%
Agilent Technologies Incorporated	2.75	9-15-2029	600,000	517,830
See accompanying notes to portfolio of investments

Allspring Managed Fixed Income Portfolio  |  7

Portfolio of investments—February 28, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Life sciences tools & services (continued)
Charles River Laboratories Incorporated 144A	4.25%	5-1-2028	$745,000	$ 672,146
Perkinelmer Incorporated	1.90	9-15-2028	490,000	407,719
				1,597,695
Pharmaceuticals: 0.37%
Bayer US Finance LLC 144A	3.38	10-8-2024	240,000	231,671
Bayer US Finance LLC 144A	4.38	12-15-2028	1,170,000	1,099,930
				1,331,601
Industrials: 3.59%
Aerospace & defense: 0.75%
Hexcel Corporation	4.20	2-15-2027	602,000	567,820
Moog Incorporated 144A	4.25	12-15-2027	700,000	640,506
Raytheon Technologies Corporation	2.25	7-1-2030	360,000	298,170
Raytheon Technologies Corporation	2.38	3-15-2032	250,000	201,500
The Boeing Company	2.70	2-1-2027	840,000	760,878
The Boeing Company	5.15	5-1-2030	155,000	149,988
The Boeing Company	5.71	5-1-2040	110,000	104,722
				2,723,584
Air freight & logistics: 0.24%
Fedex Corporation	3.90	2-1-2035	280,000	239,444
Fedex Corporation	4.25	5-15-2030	660,000	619,087
				858,531
Building products: 0.54%
Allegion U.S. Holding Company	5.41	7-1-2032	500,000	488,696
Fortune Brands Home	3.25	9-15-2029	460,000	391,933
Lennox International Incorporated	1.70	8-1-2027	530,000	451,812
Masco Corporation	6.50	8-15-2032	150,000	152,092
Masonite International Company 144A	5.38	2-1-2028	510,000	478,355
				1,962,888
Chemicals: 0.31%
Axalta Coating Systems LLC 144A«	4.75	6-15-2027	670,000	618,000
GrafTech International Incorporated 144A	4.63	12-15-2028	640,000	522,573
				1,140,573
Commercial services & supplies: 0.37%
Clean Harbors Incorporated 144A	4.88	7-15-2027	325,000	306,947
Clean Harbors Incorporated 144A	6.38	2-1-2031	180,000	178,719
Stericycle Incorporated 144A	3.88	1-15-2029	1,010,000	865,829
				1,351,495
Electrical equipment: 0.24%
Carrier Global Corporation	2.49	2-15-2027	780,000	703,023
Eaton Corporation plc	4.15	3-15-2033	200,000	184,269
				887,292
Industrial conglomerates: 0.11%
Roper Technologies Incorporated	2.95	9-15-2029	470,000	408,608
See accompanying notes to portfolio of investments

8  |  Allspring Managed Fixed Income Portfolio

Portfolio of investments—February 28, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Machinery: 0.56%
Mueller Water Products Incorporated 144A	4.00%	6-15-2029	$700,000	$ 610,803
Oshkosh Corporation	3.10	3-1-2030	490,000	421,986
Oshkosh Corporation	4.60	5-15-2028	200,000	192,668
Parker Hannifin Corporation	4.50	9-15-2029	490,000	467,892
Stanley Black & Decker Incorporated	3.00	5-15-2032	180,000	146,675
Stanley Black & Decker Incorporated	4.25	11-15-2028	190,000	179,239
				2,019,263
Professional services: 0.16%
Equifax Incorporated	2.35	9-15-2031	180,000	141,868
Equifax Incorporated	5.10	12-15-2027	140,000	138,560
Relx Capital Incorporated	3.00	5-22-2030	70,000	60,301
Relx Capital Incorporated	4.00	3-18-2029	240,000	222,196
				562,925
Road & rail: 0.31%
Burlington North Santa Fe Company	4.45	1-15-2053	210,000	186,813
Norfolk Southern Corporation	5.10	12-31-2049	760,000	649,257
Ryder System Incorporated	2.85	3-1-2027	300,000	272,389
				1,108,459
Information technology: 1.80%
Electronic equipment, instruments & components: 0.34%
Amphenol Corporation	2.20	9-15-2031	480,000	382,000
Jabil Incorporated	3.95	1-12-2028	900,000	834,738
				1,216,738
IT services: 0.26%
Fidelity National Information Services Incorporated	4.70	7-15-2027	185,000	179,965
Fiserv Incorporated %%	5.45	3-2-2028	110,000	109,847
Gartner Incorporated 144A	4.50	7-1-2028	390,000	358,030
Verisign Incorporated	4.75	7-15-2027	300,000	290,866
				938,708
Semiconductors & semiconductor equipment: 0.42%
Intel Corporation	4.00	8-5-2029	770,000	719,608
Microchip Technology Incorporated	4.25	9-1-2025	375,000	363,139
Micron Technology Incorporated	6.75	11-1-2029	285,000	294,509
ON Semiconductor Corporation 144A	3.88	9-1-2028	175,000	153,797
				1,531,053
Software: 0.38%
Fair Isaac Corporation 144A	4.00	6-15-2028	430,000	390,509
Oracle Corporation	2.30	3-25-2028	970,000	841,784
Oracle Corporation	6.15	11-9-2029	160,000	165,556
				1,397,849
Technology hardware, storage & peripherals: 0.40%
HP Incorporated	1.45	6-17-2026	350,000	307,268
HP Incorporated	4.00	4-15-2029	270,000	245,397
See accompanying notes to portfolio of investments

Allspring Managed Fixed Income Portfolio  |  9

Portfolio of investments—February 28, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Technology hardware, storage & peripherals (continued)
HP Incorporated	4.90%	10-15-2025	$375,000	$ 371,859
TSMC Arizona Corporation	1.75	10-25-2026	600,000	531,492
				1,456,016
Materials: 3.76%
Chemicals: 2.11%
Albemarle Corporation	5.05	6-1-2032	190,000	180,596
Ashland LLC 144A	3.38	9-1-2031	875,000	696,868
Celanese US Holding LLC	6.17	7-15-2027	840,000	833,774
DuPont de Nemours Incorporated	4.73	11-15-2028	930,000	914,856
FMC Corporation	3.20	10-1-2026	1,120,000	1,045,713
Ingevity Corporation 144A	3.88	11-1-2028	200,000	170,015
Mosaic Company	4.05	11-15-2027	1,090,000	1,031,773
PPG Industries Incorporated	2.55	6-15-2030	770,000	645,453
RPM International Incorporated	4.55	3-1-2029	420,000	388,629
Scotts Miracle-Gro Company «	4.50	10-15-2029	120,000	103,980
Scotts Miracle-Gro Company	5.25	12-15-2026	800,000	765,941
The Sherwin-Williams Company	2.95	8-15-2029	450,000	390,063
The Sherwin-Williams Company	3.30	2-1-2025	100,000	96,089
Valvoline Incorporated 144A	4.25	2-15-2030	420,000	410,460
				7,674,210
Construction materials: 0.06%
Martin Marietta Materials Incorporated	2.50	3-15-2030	280,000	231,523
Containers & packaging: 0.97%
Ball Corporation	3.13	9-15-2031	550,000	440,462
Graphic Packaging International Company 144A	3.50	3-15-2028	275,000	240,603
Graphic Packaging International Company 144A	3.50	3-1-2029	420,000	360,888
Graphic Packaging International Company	4.13	8-15-2024	68,000	66,477
Packaging Corporation of America	3.00	12-15-2029	480,000	412,729
Sealed Air Corporation 144A	5.50	9-15-2025	62,000	61,004
Sealed Air Corporation 144A	6.13	2-1-2028	400,000	393,980
Silgan Holdings Incorporated	4.13	2-1-2028	400,000	366,000
Westrock Company	3.00	9-15-2024	680,000	650,133
WRKCO Incorporated	3.90	6-1-2028	560,000	518,569
				3,510,845
Metals & mining: 0.43%
Freeport-McMoRan Incorporated	4.13	3-1-2028	840,000	779,024
Newmont Mining Corporation	2.60	7-15-2032	725,000	577,964
NuCor Corporation	4.30	5-23-2027	210,000	203,510
				1,560,498
Paper & forest products: 0.19%
Clearwater Paper Corporation 144A	4.75	8-15-2028	775,000	677,698
Real estate: 1.65%
Equity REITs: 1.55%
Alexandria Real Estate Equities Incorporated	3.95	1-15-2027	240,000	229,203
Alexandria Real Estate Equities Incorporated	3.95	1-15-2028	380,000	357,784
Boston Properties LP	2.75	10-1-2026	780,000	703,971
CubeSmart LP	2.25	12-15-2028	160,000	133,678
See accompanying notes to portfolio of investments

10  |  Allspring Managed Fixed Income Portfolio

Portfolio of investments—February 28, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Equity REITs (continued)
Digital Realty Trust LP	4.45%	7-15-2028	$510,000	$ 480,540
HCP Incorporated	3.50	7-15-2029	560,000	498,818
Healthpeak Properties Incorporated	2.13	12-1-2028	40,000	33,822
Healthpeak Properties Incorporated	2.88	1-15-2031	190,000	160,166
Host Hotels & Resorts Incorporated	3.88	4-1-2024	265,000	258,947
Kimco Realty Corporation	4.60	2-1-2033	130,000	119,477
Mid-America Apartments LP	4.20	6-15-2028	160,000	152,289
National Retail Properties Incorporated	4.30	10-15-2028	370,000	345,501
UDR Incorporated	3.20	1-15-2030	350,000	306,717
Ventas Realty LP	3.85	4-1-2027	1,500,000	1,419,319
Welltower Incorporated	2.05	1-15-2029	190,000	155,521
Welltower Incorporated	2.75	1-15-2032	320,000	255,556
				5,611,309
Real estate management & development: 0.10%
Extra Space Storage LP	3.90	4-1-2029	400,000	362,750
Utilities: 4.51%
Electric utilities: 3.28%
AES Indiana 144A	5.65	12-1-2032	360,000	369,666
American Transmission System Incorporated 144A	2.65	1-15-2032	380,000	311,393
Commonwealth Edison Company	3.85	3-15-2052	450,000	355,241
Connecticut Light +Pwr	5.25	1-15-2053	130,000	129,944
Dominion Energy South Carolina Incorporated	2.30	12-1-2031	450,000	362,468
Duke Energy Carolinas LLC	3.55	3-15-2052	230,000	171,451
Duke Energy Carolinas LLC	6.05	4-15-2038	830,000	883,282
Duke Energy Progress LLC	2.00	8-15-2031	620,000	488,257
Entergy Arkansas LLC	5.15	1-15-2033	450,000	447,665
Evergy Metro Incorporated	2.25	6-1-2030	350,000	287,672
Evergy Missouri West Incorporated 144A	3.75	3-15-2032	330,000	288,573
Florida Power + Light Co %%	5.30	4-1-2053	400,000	397,840
ITC Holdings Corporation	3.65	6-15-2024	120,000	116,858
MidAmerican Energy Holdings Company	5.80	10-15-2036	900,000	948,802
NextEra Energy Operating Partners LP	1.88	1-15-2027	1,060,000	933,933
NextEra Energy Operating Partners LP 144A	4.25	9-15-2024	6,000	5,595
NextEra Energy Operating Partners LP 144A	4.50	9-15-2027	275,000	252,313
Northern States Power Company of Minnesota	4.50	6-1-2052	210,000	189,612
Northern States Power Company of Minnesota	5.35	11-1-2039	1,580,000	1,589,695
PPL Electric Utilities %%	5.25	5-15-2053	440,000	433,741
Public Service Electric & Gas Company	5.70	12-1-2036	590,000	595,367
Rochester Gas & Electric Corporation 144A	3.10	6-1-2027	1,000,000	918,848
Southern California Edison Company	6.00	1-15-2034	188,000	196,830
Trans-Allegheny Interstate Line Company 144A	3.85	6-1-2025	200,000	191,850
Tuscon Electric Power Company	3.25	5-15-2032	420,000	358,197
Union Electric Co %%	5.45	3-15-2053	330,000	329,961
Wisconsin Light & Power Company	3.95	9-1-2032	370,000	337,156
				11,892,210
Gas utilities: 0.46%
AmeriGas Partners LP	5.50	5-20-2025	450,000	427,750
AmeriGas Partners LP	5.88	8-20-2026	500,000	471,203
Boardwalk Pipelines Company	3.60	9-1-2032	625,000	524,661
CenterPoint Energy Incorporated	1.75	10-1-2030	330,000	259,532
				1,683,146
See accompanying notes to portfolio of investments

Allspring Managed Fixed Income Portfolio  |  11

Portfolio of investments—February 28, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Multi-utilities: 0.77%
Black Hills Corporation	4.35%	5-1-2033	$710,000	$ 632,645
DTE Electric Company %%	5.40	4-1-2053	400,000	403,299
San Diego Gas & Electric Company	3.00	3-15-2032	490,000	415,094
Sempra Infrastructure 144A	3.25	1-15-2032	825,000	670,377
WEC Energy Group Incorporated	2.20	12-15-2028	790,000	670,313
				2,791,728
Total Corporate bonds and notes (Cost $156,913,930)				141,013,450
Municipal obligations: 8.44%
Alabama: 0.23%
Miscellaneous revenue: 0.23%
Alabama Federal Aid Highway Finance Authority Special Obligation Revenue Taxable Series B	1.86	9-1-2029	1,000,000	840,368
Arizona: 0.10%
Miscellaneous revenue: 0.10%
Yuma AZ Pledged Revenue Obligations Series 2021	2.10	7-15-2030	430,000	344,185
California: 1.08%
GO revenue: 0.97%
Alameda County CA Series A	3.70	8-1-2031	275,000	252,093
Campbell Union High School District	2.31	8-1-2035	660,000	496,643
Desert Community College District	2.78	8-1-2035	450,000	361,579
Oxnard Union High School District	1.87	8-1-2030	800,000	643,060
Palomar Community College District	2.32	8-1-2034	500,000	392,348
San Ramon Valley Unified School District	1.91	8-1-2030	740,000	610,518
Solano California Community College District Series B	1.76	8-1-2030	950,000	766,443
				3,522,684
Tax revenue: 0.11%
San Jose CA RDA Senior Taxable Refunding Bonds Series A-T	3.38	8-1-2034	455,000	403,537
Florida: 0.24%
Water & sewer revenue: 0.24%
Florida Water Pollution Control Financing Corporation Series A	2.60	1-15-2030	1,000,000	879,858
Georgia: 0.32%
GO revenue: 0.14%
Cherokee County GA School System Build America Bonds	5.87	8-1-2028	500,000	512,663
Tax revenue: 0.18%
Metro Atlanta Rapid Transit Authority Sales Tax Refunding Bond Series 2021D	2.64	7-1-2035	815,000	653,669
Hawaii: 0.40%
GO revenue: 0.40%
Hawaii Taxable Series FZ	1.60	8-1-2031	770,000	601,091
Hawaii Taxable Series GD	2.52	10-1-2035	1,110,000	865,546
				1,466,637
See accompanying notes to portfolio of investments

12  |  Allspring Managed Fixed Income Portfolio

Portfolio of investments—February 28, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Idaho: 0.04%
Miscellaneous revenue: 0.04%
Idaho Building Authority State Office Campus Project Series B	3.28%	9-1-2028	$170,000	$ 160,606
Indiana: 0.46%
Education revenue: 0.11%
University of Notre Dame Taxable Bond Series 2010	4.90	3-1-2041	400,000	393,690
Health revenue: 0.28%
Indiana Finance Authority Community Foundation	3.63	3-1-2039	1,235,000	1,015,345
Miscellaneous revenue: 0.07%
Indianapolis IN Local Public Improvement Bonds Series A-2	6.00	1-15-2040	235,000	255,072
Louisiana: 0.46%
Tax revenue: 0.46%
Louisiana Gasoline & Fuels Tax Revenue	2.80	5-1-2035	500,000	401,865
Louisiana Local Government Environmental Facilities and Community Development Authority Taxable Louisiana Utilities Restoration	4.28	2-1-2036	1,365,000	1,283,957
				1,685,822
Massachusetts: 0.55%
GO revenue: 0.12%
Andover MA Taxable Pension Bonds	2.52	11-1-2035	575,000	450,755
Tax revenue: 0.36%
Massachusetts Special Obligation Revenue Bonds Series 2022A	3.77	7-15-2029	850,000	808,017
Massachusetts Taxable Consolidated Loan Series E	5.46	12-1-2039	500,000	516,985
				1,325,002
Water & sewer revenue: 0.07%
Massachusetts Water Resources Authority Series C	2.49	8-1-2034	300,000	237,492
Michigan: 0.50%
Education revenue: 0.28%
University of Michigan Taxable Bond General Series A	4.45	4-1-2122	1,205,000	1,022,689
Health revenue: 0.22%
Michigan Finance Authority Trinity Health Credit Group Series T	3.08	12-1-2034	930,000	798,648
Minnesota: 0.11%
GO revenue: 0.11%
Minnesota GO Taxable Various Purpose Bond	1.32	8-1-2031	500,000	386,827
Mississippi: 0.35%
Education revenue: 0.06%
Mississippi Higher Education Assistance Corporation Series 2014-1 Class A1 (1 Month LIBOR +0.68%) ±	5.19	10-25-2035	203,525	201,321
Miscellaneous revenue: 0.29%
Mississippi Series E	2.49	10-1-2035	1,350,000	1,052,068
See accompanying notes to portfolio of investments

Allspring Managed Fixed Income Portfolio  |  13

Portfolio of investments—February 28, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
New Jersey: 0.12%
Miscellaneous revenue: 0.12%
Hudson County NJ Improvement Authority Hudson County Lease Project (AGM Insured)	7.40%	12-1-2025	$420,000	$ 436,227
New York: 0.19%
GO revenue: 0.12%
New York Refunding Bond Series B	2.65	2-15-2030	500,000	440,733
Miscellaneous revenue: 0.07%
New York Taxable Bonds Series 2010C	5.62	3-1-2040	250,000	262,479
North Dakota: 0.16%
Miscellaneous revenue: 0.16%
North Dakota Public Finance Authority Series 2021	2.68	12-1-2035	750,000	591,194
Ohio: 0.23%
GO revenue: 0.06%
Ohio Refunding Taxable Bond Common Schools Higher Education	1.88	9-15-2034	300,000	227,233
Health revenue: 0.17%
Ohio Hospital Facility Refunding Bond Cleveland Clinic	3.28	1-1-2042	725,000	601,757
Oklahoma: 0.62%
Utilities revenue: 0.44%
Oklahoma Development Finance Authority Ratepayer-backed Bond Oklahoma Gas and Electric Company Series 2022	4.62	6-1-2044	1,085,000	1,037,467
Oklahoma Development Finance Authority Ratepayer-backed Bond Oklahoma Gas and Electric Company Series 2022	4.71	5-1-2052	250,000	235,934
Oklahoma Development Finance Authority Ratepayer-backed Bond Oklahoma Gas and Electric Company Series 2022	4.85	2-1-2045	355,000	346,140
				1,619,541
Water & sewer revenue: 0.18%
Oklahoma Water Resources Board Refunding Bond Series 2019 (OK Credit Enhancement Reserve Fund Insured)	2.56	4-1-2031	770,000	639,877
Oregon: 0.15%
Education revenue: 0.15%
Oregon Taxable Bond Higher Education Series A	5.90	8-1-2038	500,000	537,287
Pennsylvania: 0.32%
Education revenue: 0.32%
Pennsylvania Higher Education Authority Class A (1 Month LIBOR +1.15%) 144A±	5.77	9-25-2065	541,894	536,519
University of Pittsburgh Series A	3.65	9-15-2036	715,000	621,116
				1,157,635
See accompanying notes to portfolio of investments

14  |  Allspring Managed Fixed Income Portfolio

Portfolio of investments—February 28, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Rhode Island: 0.32%
Education revenue: 0.32%
Rhode Island Student Loan Authority Class A-1 (1 Month LIBOR +0.90%) ±	5.47%	7-1-2031	$1,162,413	$ 1,160,971
Texas: 0.70%
Education revenue: 0.20%
University of Texas Build America Bonds Series A	5.26	7-1-2039	550,000	578,845
University of Texas Build America Bonds Series D	5.13	8-15-2042	150,000	157,197
				736,042
GO revenue: 0.50%
Hidalgo County TX Refunding Bonds Series 2018C	4.04	8-15-2030	1,270,000	1,214,059
Stafford TX Municipal School District Refunding Bond Series B	3.08	8-15-2041	750,000	591,480
				1,805,539
Vermont: 0.03%
Housing revenue: 0.03%
Vermont Housing Finance Agency	3.80	11-1-2037	110,000	96,851
Virginia: 0.15%
Education revenue: 0.13%
University of Virginia Build America Bonds	6.20	9-1-2039	215,000	245,664
University of Virginia Revenue Bond Series C	4.18	9-1-2117	265,000	213,687
				459,351
Housing revenue: 0.02%
Virginia Housing Development Authority	3.10	6-25-2041	74,455	66,618
Washington: 0.30%
GO revenue: 0.30%
King County WA Build America Bonds Series B	6.05	12-1-2030	350,000	373,535
King County WA Public Hospital District	2.70	12-1-2035	915,000	704,128
				1,077,663
West Virginia: 0.11%
Tax revenue: 0.11%
Ohio County WV Special District Excise Tax Series A	8.25	3-1-2035	385,000	396,427
Wisconsin: 0.20%
GO revenue: 0.20%
Wisconsin Taxable Refunding Bond Series 2	2.61	5-1-2032	240,000	202,824
Wisconsin Taxable Refunding Bond Series 4	2.10	5-1-2035	690,000	522,091
				724,915
Total Municipal obligations (Cost $35,589,786)				30,647,278
Non-agency mortgage-backed securities: 8.25%
Commercial Mortgage Pass-Through Certificate Series 2012-UBS5 Class A3	3.55	9-10-2047	161,574	159,247
Commercial Mortgage Pass-Through Certificate Series 2013-CR12 Class ASB	3.62	10-10-2046	60,239	59,879
See accompanying notes to portfolio of investments

Allspring Managed Fixed Income Portfolio  |  15

Portfolio of investments—February 28, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities (continued)
Commercial Mortgage Pass-Through Certificate Series 2013-CR13 Class A4 ±±	4.19%	11-10-2046	$600,000	$ 590,722
Commercial Mortgage Pass-Through Certificate Series 2014-CR17 Class A5	3.98	5-10-2047	1,795,000	1,747,955
Commercial Mortgage Pass-Through Certificate Series 2014-CR21 Class A3	3.53	12-10-2047	2,546,085	2,457,416
Commercial Mortgage Pass-Through Certificate Series 2014-UBS5 Class A4	3.84	9-10-2047	620,000	600,747
Goldman Sachs Mortgage Securities Trust Series 2013-GC14 Class A5	4.24	8-10-2046	615,000	611,447
Goldman Sachs Mortgage Securities Trust Series 2013-GC16 Class A4	4.27	11-10-2046	350,000	346,321
Goldman Sachs Mortgage Securities Trust Series 2014-GC26 Class A5	3.63	11-10-2047	2,565,000	2,462,306
JPMorgan Chase Commercial Mortgage Securities Trust Series 2014-C19 Class A4	4.00	4-15-2047	450,000	440,544
JPMorgan Chase Commercial Mortgage Securities Trust Series 2014-C20 Class A5	3.80	7-15-2047	4,065,000	3,954,929
JPMorgan Chase Commercial Mortgage Securities Trust Series 2014-GC26 Class A4	3.49	1-15-2048	1,338,000	1,285,967
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C15 Class ASB	3.65	4-15-2047	103,130	102,130
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C19 Class A4	3.53	12-15-2047	1,790,000	1,722,304
Small Business Investment Company Series 2021-10A Class 1	1.67	3-10-2031	573,781	510,637
Small Business Investment Company Series 2021-10B Class 1	1.30	9-10-2031	1,662,124	1,424,682
Small Business Investment Company Series 2022-10A Class 1	2.94	3-10-2032	3,495,722	3,211,824
Towd Point Mortgage Trust Series 2018-3 Class A1 144A±±	3.75	5-25-2058	1,028,794	980,024
Towd Point Mortgage Trust Series 2019-4 Class A1 144A±±	2.90	10-25-2059	1,247,796	1,159,478
WFRBS Commercial Mortgage Trust Series 2013-C17 Class A4	4.02	12-15-2046	4,370,000	4,303,506
WFRBS Commercial Mortgage Trust Series 2014-C20 Class A5	4.00	5-15-2047	1,876,047	1,830,488
Total Non-agency mortgage-backed securities (Cost $31,370,564)				29,962,553
U.S. Treasury securities: 8.37%
U.S. Treasury Bond	1.38	11-15-2040	6,905,000	4,537,070
U.S. Treasury Bond	1.88	2-15-2041	1,460,000	1,043,501
U.S. Treasury Bond	1.88	2-15-2051	944,000	616,329
U.S. Treasury Bond	2.00	8-15-2051	2,140,000	1,438,398
U.S. Treasury Bond	2.25	2-15-2052	1,785,000	1,272,719
U.S. Treasury Bond	2.38	11-15-2049	10,063,000	7,420,676
U.S. Treasury Bond	2.38	5-15-2051	1,185,000	869,910
U.S. Treasury Bond	2.88	5-15-2052	2,968,000	2,430,398
U.S. Treasury Bond	3.00	8-15-2052	789,000	663,253
U.S. Treasury Note	1.88	11-15-2051	880,000	572,344
U.S. Treasury Note	2.38	2-15-2042	2,855,000	2,197,569
U.S. Treasury Note	3.38	8-15-2042	220,000	198,069
See accompanying notes to portfolio of investments

16  |  Allspring Managed Fixed Income Portfolio

Portfolio of investments—February 28, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
U.S. Treasury securities (continued)
U.S. Treasury Note	3.88%	1-15-2026	$3,600,000	$ 3,538,125
U.S. Treasury Note	4.00	11-15-2042	3,633,000	3,581,343
Total U.S. Treasury securities (Cost $40,388,870)				30,379,704
Yankee corporate bonds and notes: 7.02%
Energy: 0.21%
Oil, gas & consumable fuels: 0.21%
Petroleos Mexicanos Company	2.29	2-15-2024	27,500	27,106
Petroleos Mexicanos Company	2.83	2-15-2024	57,500	56,451
Petroleos Mexicanos Company	6.38	1-23-2045	1,080,000	680,913
				764,470
Financials: 4.33%
Banks: 3.44%
Bank of Montreal	4.70	9-14-2027	110,000	107,567
Bank of Montreal	5.20	2-1-2028	460,000	458,107
Bank of Nova Scotia	1.30	9-15-2026	1,040,000	903,511
BNP Paribas SA (3 Month LIBOR +1.11%) 144A±	2.82	11-19-2025	820,000	778,709
BNP Paribas SA 144A	4.40	8-14-2028	520,000	491,065
BPCE SA 144A	4.75	7-19-2027	420,000	408,204
Cooperatieve Rabobank UA (1 Year Treasury Constant Maturity +1.00%) 144A±	1.34	6-24-2026	530,000	478,120
Cooperatieve Rabobank UA (1 Year Treasury Constant Maturity +0.73%) 144A±	1.98	12-15-2027	1,060,000	923,573
HSBC Holdings plc (U.S. SOFR +1.41%) ±	2.87	11-22-2032	270,000	213,882
HSBC Holdings plc (3 Month LIBOR +1.35%) ±	4.29	9-12-2026	950,000	914,516
HSBC Holdings plc (3 Month LIBOR +1.53%) ±	4.58	6-19-2029	1,500,000	1,409,451
Mitsubishi UFJ Financial Group (1 Year Treasury Constant Maturity +0.75%) ±	1.54	7-20-2027	1,050,000	918,618
Mitsubishi UFJ Financial Group (1 Year Treasury Constant Maturity +0.83%) ±	2.34	1-19-2028	300,000	265,904
Mitsubishi UFJ Financial Group (1 Year Treasury Constant Maturity +0.97%) ±	2.49	10-13-2032	260,000	204,728
Mitsubishi UFJ Financial Group (1 Year Treasury Constant Maturity +2.13%) ±	5.13	7-20-2033	250,000	241,381
Royal Bank of Canada	1.40	11-2-2026	830,000	724,081
Royal Bank of Canada	4.24	8-3-2027	200,000	192,073
Sumitomo Mitsui Financial Group Incorporated	1.47	7-8-2025	430,000	391,261
Sumitomo Mitsui Financial Group Incorporated	1.90	9-17-2028	660,000	548,100
Sumitomo Mitsui Financial Group Incorporated	2.17	1-14-2027	200,000	177,489
TD Bank National Association	2.45	1-12-2032	230,000	186,165
Toronto Dominion Bank	1.25	9-10-2026	1,130,000	984,502
Toronto Dominion Bank	3.20	3-10-2032	410,000	351,971
Toronto Dominion Bank	4.46	6-8-2032	230,000	216,484
				12,489,462
Capital markets: 0.84%
Credit Suisse Group AG (3 Month LIBOR +1.41%) 144A±	3.87	1-12-2029	1,500,000	1,230,272
UBS Group AG 144A	4.25	3-23-2028	1,500,000	1,414,534
See accompanying notes to portfolio of investments

Allspring Managed Fixed Income Portfolio  |  17

Portfolio of investments—February 28, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Capital markets (continued)
UBS Group AG (1 Year Treasury Constant Maturity +2.40%) 144A±	4.99%	8-5-2033	$250,000	$ 234,021
UBS Group AG (1 Year Treasury Constant Maturity +1.10%) 144A±	2.75	2-11-2033	200,000	157,172
				3,035,999
Diversified financial services: 0.05%
NTT Finance Corporation 144A	4.37	7-27-2027	200,000	195,337
Health care: 0.24%
Pharmaceuticals: 0.24%
Teva Pharmaceutical Finance BV	3.15	10-1-2026	975,000	851,906
Industrials: 0.96%
Aerospace & defense: 0.12%
Embraer Netherlands Finance BV	5.05	6-15-2025	475,000	457,663
Electrical equipment: 0.28%
Sensata Technologies BV 144A	4.00	4-15-2029	935,000	824,642
Sensata Technologies BV 144A	5.63	11-1-2024	185,000	183,034
				1,007,676
Machinery: 0.56%
CNH Industrial NV	4.50	8-15-2023	600,000	596,890
Siemens Finance 144A	1.70	3-11-2028	660,000	567,749
Trane Technologies plc	3.80	3-21-2029	930,000	856,372
				2,021,011
Information technology: 0.75%
Semiconductors & semiconductor equipment: 0.22%
NXP BV	2.65	2-15-2032	870,000	683,708
NXP BV	5.00	1-15-2033	110,000	103,261
				786,969
Software: 0.28%
Experian Finance plc 144A	4.25	2-1-2029	510,000	467,981
OpenText Corporation 144A	6.90	12-1-2027	550,000	555,500
				1,023,481
Technology hardware, storage & peripherals: 0.25%
Seagate HDD	3.13	7-15-2029	375,000	301,471
TSMC Global Limited 144A«	1.25	4-23-2026	700,000	618,139
				919,610
Materials: 0.53%
Chemicals: 0.04%
Nutrien Limited	2.95	5-13-2030	180,000	153,627
See accompanying notes to portfolio of investments

18  |  Allspring Managed Fixed Income Portfolio

Portfolio of investments—February 28, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Metals & mining: 0.49%
Anglo American Capital plc 144A	4.75%	4-10-2027	$1,000,000	$ 971,046
South23 Treasury Limited 144A	4.35	4-14-2032	900,000	791,640
				1,762,686
Total Yankee corporate bonds and notes (Cost $28,497,650)				25,469,897

		Yield	Shares
Short-term investments: 2.18%
Investment companies: 2.18%
Allspring Government Money Market Fund Select Class ♠∞##		4.39	6,516,568	6,516,568
Securities Lending Cash Investments LLC ♠∩∞		4.54	1,409,335	1,409,335
Total Short-term investments (Cost $7,925,848)				7,925,903
Total investments in securities (Cost $407,297,202)	100.01%			363,094,886
Other assets and liabilities, net	(0.01)			(30,990)
Total net assets	100.00%			$363,063,896

±±	The coupon of the security is adjusted based on the principal and/or interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.
##	All or a portion of this security is segregated for when-issued securities.
«	All or a portion of this security is on loan.
♠	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
∩	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
∞	The rate represents the 7-day annualized yield at period end.
%%	The security is purchased on a when-issued basis.

Abbreviations:
AGM	Assured Guaranty Municipal
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
LIBOR	London Interbank Offered Rate
RDA	Redevelopment Authority
REIT	Real estate investment trust
SBA	Small Business Authority
SOFR	Secured Overnight Financing Rate
See accompanying notes to portfolio of investments

Allspring Managed Fixed Income Portfolio  |  19

Portfolio of investments—February 28, 2023 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were affiliates of the Portfolio at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$3,324,978	$80,410,353	$(77,218,763)	$ 0	$ 0	$6,516,568	6,516,568	$ 96,922
Securities Lending Cash Investments LLC	479,633	12,053,143	(11,123,342)	(155)	56	1,409,335	1,409,335	37,873#
				$(155)	$56	$7,925,903		$134,795

#	Amount shown represents income before fees and rebates.
See accompanying notes to portfolio of investments

20  |  Allspring Managed Fixed Income Portfolio

Notes to portfolio of investments—February 28, 2023 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC ("Allspring Funds Management"), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management's process for determining the fair value of the portfolio of investments.
Securities lending
The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Portfolio receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the "Securities Lending Fund"), an affiliated non-registered investment company. Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Allspring Funds Management and is subadvised by Allspring Global Investments, LLC ("Allspring Investments"), an affiliate of Allspring Funds Management and wholly owned subsidiary of Allspring Global Investments Holdings, LLC. Allspring Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Allspring Funds Management are paid to Allspring Investments for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments.
In a securities lending transaction, the net asset value of the Portfolio is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Portfolio or pay the Portfolio the market value of the loaned securities. The Portfolio bears the risk of loss with respect to depreciation of its investment of the cash collateral.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund's commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority

Allspring Managed Fixed Income Portfolio  |  21

Notes to portfolio of investments—February 28, 2023 (unaudited)

to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of February 28, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Agency securities	$0	$92,953,281	$0	$92,953,281
Asset-backed securities	0	4,742,820	0	4,742,820
Corporate bonds and notes	0	141,013,450	0	141,013,450
Municipal obligations	0	30,647,278	0	30,647,278
Non-agency mortgage-backed securities	0	29,962,553	0	29,962,553
U.S. Treasury securities	30,379,704	0	0	30,379,704
Yankee corporate bonds and notes	0	25,469,897	0	25,469,897
Short-term investments
Investment companies	7,925,903	0	0	7,925,903
Total assets	$38,305,607	$324,789,279	$0	$363,094,886
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the nine months ended February 28, 2023, the Portfolio did not have any transfers into/out of Level 3.

22  |  Allspring Managed Fixed Income Portfolio